Investment Objectives and Goals	Jan. 07, 2026
TSPY LIFT ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TSPY LIFT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 130% of the daily performance of TSPY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

TDAQ LIFT ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TDAQ LIFT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 130% of the daily performance of Tdaq. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.